Borrowings - Summary of Interest Rates of Borrowings (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	125.00%
Bank Borrowings [Member] | Fixed Rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.70%	2.80%
Bank Borrowings [Member] | Fixed Rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.30%	4.80%
Bank Borrowings [Member] | Floating Rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.72%	1.35%
Bank Borrowings [Member] | Floating Rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.59%	1.92%
Corporate Borrowings [Member] | Fixed Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.78%